Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

9. RELATED PARTY TRANSACTIONS AND BALANCES

a. Nature of relationships with related parties:

Relationship with the Company
Thunder Power (Hong Kong) Limited (“TP HK”)	Over which the spouse of Mr. Wellen Sham, the Company’s controlling shareholder, exercises significant influence
Thunder Power Electric Vehicle (Hong Kong) Limited (“TPEV HK”)	Over which the spouse of Mr. Wellen Sham, the Company’s controlling shareholder, exercises significant influence
Mr. Wellen Sham	Controlling shareholder of the Company
Ms. Ling Houng Sham	Spouse of Mr. Wellen Sham
Feutune Light Sponsor LLC (“FLFV Sponsor”)	Shareholder of the Company

b. Related party transactions:

		For the six months ended June 30,
	Nature	2024	2023
TP HK	Rental expenses	$13,812	$13,848

On June 30, 2024, the outstanding balances due to TP HK, TPEV HK and Mr. Wellen Sham as of June 30, 2023 were settled by issuance of 2,183,887 of the Company’s common stock.

c. Balance with related parties:

	Nature	June 30, 2024	December 31, 2023
TP HK(1)	Amount due to the related party	$78,021	$68,992
Mr. Wellen Sham(2)	Amount due to the related party	610,000	—
Ms. Ling Houng Sham (2)	Amount due to the related party	100,000	—
FLFV Sponsor(3)	Amount due to the related party	190,000	—
		$978,021	$68,992

(1)	The balance due to TP HK represented the payments made by TP HK on behalf of TP Holdings regarding the office rental fee and employee salary expenses. The balance is interest free and is repayable on demand.

(2)

The balance due to Mr. Wellen Sham represented the promissory notes of $610,000 for extension of FLFV. The balance due to Ms. Ling Houng Sham represented promissory notes of $100,000 for extension of FLFV.

Among the promissory notes issued to Mr. Wellen Sham, $260,000 of which bear interest rate of 8% per annum and were payable on June 21, 2024, and $350,000 of which bear interest rate of 10% and is payable on September 19, 2024. As of the date of this Quarterly Report, the Company has not settled the promissory notes with Mr. Wellen Sham.

The promissory notes issued to Ms. Ling Houng Sham bear interest rate of 8% per annum and are payable on June 21, 2024. As of the date of this Quarterly Report, the Company has not settled the promissory notes with Ms. Ling Houng Sham.

(3)	In May and June 2024, FLFV issued three promissory notes to the FLFV Sponsor in exchange for an aggregated loans of $190,000 from the FLFV Sponsor, among which 50,000 was payable on closing of the Business Combination, and $140,000 was payable on July 21, 2024. As of the date of this Quarterly Report, the Company has not settled the promissory notes with FLFV Sponsor.

8.	RELATED PARTY TRANSACTIONS AND BALANCES

a. Nature of relationships with related parties:

Relationship with the Company
Thunder Power (Hong Kong) Limited (“TP HK”)	Over which the Spouse of Mr. Wellen Sham exercises significant influence
Thunder Power Electric Vehicle (Hong Kong) Limited (“TPEV HK”)	57.90% equity interest of which was owned by China NEV.
Mr. Wellen Sham	Controlling shareholder and managing director of the Company.

b. Related parties transactions:

		For the years ended December 31,
	Nature	2023	2022
TP HK	Rental expenses	$27,696	$37,062

c. Balance with related parties:

	Nature	December 31, 2023	December 31, 2022
TP HK(1)(3)	Amount due to the related party	$68,992	$—
TPEV HK(3)	Amount due to the related party	—	233,401
Mr. Wellen Sham(3)	Amount due to the related party	—	133,503
		$68,992	$366,904

(1)	The balance due to TP HK represented the payments made by TP HK on behalf of the Company regarding the office rental fee and employee salary expenses. The balance is interest free and is repayable on demand.
(2)	During the year ended December 31, 2023, the Company, TPEV HK and TP HK entered into a three-party agreement, pursuant to which TP HK assumed the Company’s outstanding balance due to TPEV HK. As of December 31, 2023, the Company had no balances due to TPEV HK.
(3)	As disclosed in Note 7, the outstanding balances due to TP HK and Mr. Wellen Sham as of June 30, 2023 were settled by issuance of 17,008,312 of the Company’s common stocks. As of December 31, 2023, the Company had a balance of $68,992 due to TP HK arising from transactions during the six months ended December 31, 2023.